Shareholder Report, Holdings (Details) - C000265299 [Member]	Mar. 31, 2026
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.40%